UNAUDITED CONDENSED STATEMENTS OF CASH FLOW - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (58,851)	$ (2,763,995)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash held in Trust Account	(1,054,190)	(23,624)
Changes in operating assets and liabilities:
Prepaid expenses	25,083	57,282
Accounts payable and accrued liabilities	637,796	2,512,223
Due to related party	(10,000)	30,000
Net cash used in operating activities	(460,162)	(188,114)
Cash flows from investing activities:
Extension contributions to the trust account	(495,000)	0
Withdrawals from the trust account to pay redemptions	206,479,033	0
Net cash provided by investing activities	205,984,033	0
Cash flows from financing activities:
Proceeds from promissory notes to Sponsor and affiliate of Sponsor	995,000	0
Payment of redemptions of stock	(206,479,033)	0
Net cash provided by financing activities	(205,484,033)	0
Net Change in Cash	39,838	(188,114)
Cash at the beginning of the period	10,436	979,634
Cash at the end of the period	50,274	791,520
Non-cash investing and financing activities:
Remeasurement of ordinary share subject to possible redemption	$ 1,549,190	$ 0